Other Current and Long-term Liabilities (Details Narrative)	May 25, 2023	May 23, 2023	Dec. 31, 2023 shares	Jun. 30, 2023 shares	Oct. 07, 2021 USD ($)
Other Current and Long-term Liabilities [Line Items]
Common stock shares issuable upon demerger for every share in the previous company	6.13	6.1
Rezolve Taiwan Limited [Member]
Other Current and Long-term Liabilities [Line Items]
Derivative liability measurement input					10.8
Jaymax [Member]
Other Current and Long-term Liabilities [Line Items]
Business combination shares issuable value based on milestone achievement | $					$ 1,400,000
Advanced Subscription Agreement [Member]
Other Current and Long-term Liabilities [Line Items]
Common stock subscribed but not issued shares | shares			1,180,735	1,115,217